Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,000,000.00
Total Fee Amount	1,131.00
Total Offset Amount	0.00
Net Fee	$ 1,131.00
Offering Table N/A
Offset Table N/A	N/A